Provisions (Tables)	6 Months Ended
Jun. 30, 2020
Other Provisions, Contingent Liabilities and Contingent Assets [Abstract]
Summary of Provisions

	Restructuring	Onerous/ unfavorable contracts	Provisions related to other taxes	Other	Total
	€m	€m	€m	€m	€m
Balance as of January 1, 2020	7.4	1.2	6.9	31.3	46.8
Additional provision in the period	4.6	—	0.1	8.1	12.8
Release of provision	—	—	(0.4)	(0.5)	(0.9)
Utilization of provision	(2.5)	(0.2)	—	(5.6)	(8.3)
Foreign exchange	—	—	—	(0.3)	(0.3)
Balance as of June 30, 2020	9.5	1.0	6.6	33.0	50.1

Analysis of total provisions:				June 30, 2020	December 31, 2019
Current				44.0	40.9
Non-current				6.1	5.9
Total				50.1	46.8